Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Balance at Dec. 31, 2009	$ 178,420,459	$ 1,842,646	$ 180,263,105	$ 59,798,213	$ 612,188	$ 60,410,401	$ 19,608,456	$ 200,894	$ 19,809,350	$ 459,902,047	$ 4,743,000	$ 464,645,047	$ 376,999,886	$ 3,828,384	$ 380,828,270
Balance (in units) at Dec. 31, 2009			9,424,660.496			6,024,411.202			1,300,346.582			12,241,800.475			18,553,669.110
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	19,344,514	203,961	19,548,475	(2,651,894)	(26,941)	(2,678,835)	2,299,999	23,603	2,323,602	(2,687,785)	(25,162)	(2,712,947)	11,593,566	121,949	11,715,515
Redemptions	(20,170,825)	(130,199)	(20,301,024)	(9,641,945)	(67,815)	(9,709,760)	(2,676,021)	(16,424)	(2,692,445)	(52,293,020)	(388,220)	(52,681,240)	(48,948,977)	(338,781)	(49,287,758)
Redemptions (in units)			(1,072,294.567)			(1,003,837.255)			(164,941.216)			(1,481,544.764)			(2,459,504.974)
Balance at Dec. 31, 2010	177,594,148	1,916,408	179,510,556	47,504,374	517,432	48,021,806	19,232,434	208,073	19,440,507	404,921,242	4,329,618	409,250,860	339,644,475	3,611,552	343,256,027
Balance (in units) at Dec. 31, 2010			8,352,365.929			5,020,573.947			1,135,405.366			10,760,255.711			16,094,164.136
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(42,124,253)	(460,818)	(42,585,071)	(4,369,934)	(49,205)	(4,419,139)	(2,466,376)	(27,912)	(2,494,288)	(67,138,290)	(719,459)	(67,857,749)	(24,340,924)	(248,181)	(24,589,105)
Redemptions	(19,951,492)	(199,468)	(20,150,960)	(8,738,364)	(49,999)	(8,788,363)	(2,877,935)	0	(2,877,935)	(54,746,671)	(502,032)	(55,248,703)	(50,356,090)	(399,970)	(50,756,060)
Redemptions (in units)			(1,062,599.076)			(988,282.545)			(186,460.494)			(1,601,637.811)			(2,459,949.357)
Balance at Dec. 31, 2011	115,518,403	1,256,122	116,774,525	34,396,076	418,228	34,814,304	13,888,123	180,161	14,068,284	283,036,281	3,108,127	286,144,408	264,947,461	2,963,401	267,910,862
Balance (in units) at Dec. 31, 2011			7,289,766.853			4,032,291.402			948,944.872			9,158,617.900			13,634,214.779
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(10,517,888)	(129,289)	(10,647,177)	(3,769,861)	(46,569)	(3,816,430)	(641,657)	(9,269)	(650,926)	(25,885,258)	(294,306)	(26,179,564)	(35,829,461)	(432,502)	(36,261,963)
Redemptions	(31,767,800)	(300,076)	(32,067,876)	(7,584,688)	(100,001)	(7,684,689)	(2,328,654)	0	(2,328,654)	(63,390,753)	(600,010)	(63,990,763)	(58,266,505)	(500,004)	(58,766,509)
Redemptions (in units)			(2,090,891.777)			(953,365.724)			(160,413.040)			(2,098,985.408)			(3,290,451.193)
Balance at Dec. 31, 2012	$ 73,232,715	$ 826,757	$ 74,059,472	$ 23,041,527	$ 271,658	$ 23,313,185	$ 10,917,812	$ 170,892	$ 11,088,704	$ 193,760,270	$ 2,213,811	$ 195,974,081	$ 170,851,495	$ 2,030,895	$ 172,882,390
Balance (in units) at Dec. 31, 2012			5,198,875.076			3,078,925.678			788,531.832			7,059,632.492			10,343,763.586